Non-controlling interests	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Non-controlling interests
1 8 .	Non-controlling interests
In June 2019, Beijing Caissa International Travel Agency Co., Ltd. (“Beijing Caissa”) entered into an equity purchase agreement with Pintec Jinke to invest RMB20,151 in Myfin Insurance, a subsidiary of Pintec Jinke, and obtained 40% equity interest of Myfin Insurance after the capital injection. Since the Group retains control of Myfin Insurance, the investment from Beijing Caissa was accounted for as non-controlling
interest.
Pursuant to an investment agreement signed in December 2019, Pintec Ganzhou and Yinchuan Xingyin Investment Fund Limited Partnership (“Yinchuan Xingyin”) agreed to invest RMB300,000 and RMB200,000 respectively to setup Huatai Ningxia Corporation Consulting Limited Partnership (“Huatai Ningxia”), the primary purpose of which is to invest in
Pintec Yinchuan, a subsidiary of Pintec Ganzhou. Pintec Ganzhou and Yinchuan Xingyin paid RMB300,000 and RMB150,000 respectively in December 2019. Since the Group controlled Huatai Ningxia after the investment, the investment from Yinchuan Xingyin was accounted for as non-controlling
interest.